Long-term Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Long-term Investments.
Schedule of long-term investments

	September 30,	December 31,
	2019	2018
Non-marketable Equity Investment	$9,147,170	$9,452,103
Equity Method Investment	33,012,143	16,956,506
Total	$42,159,313	$26,408,609

Schedule of long term investment under equity method

		September 30, 2019
						Foreign currency
		December 31,		Loss on	Reclassification	translation	September 30,
		2018	Addition	investment	to subsidiaries	adjustments	2019
Wecast Internet	(i)	$4,114	$—	$(5)	$—	$1,930	$6,039
Hua Cheng	(ii)	308,666	—	(32,890)	—	(37,210)	238,566
Shandong Media	(iii)	—	—	—	—	—	—
BDCG	(iv)	9,800,000	—	—	—	—	9,800,000
DBOT	(v)	6,843,726	—	(3,719,735)	(3,123,991)	—	—
Glory	(vi)	—	23,000,000	(32,462)	—	—	22,967,538
Total		$16,956,506	$23,000,000	$(3,785,092)	$(3,123,991)	$(35,280)	$33,012,143

All the investments above are privately held companies; therefore, quoted market prices are not available. We have not received any dividends since initial investments.

(i)	Wecast Internet

Starting from October 2016, we have 50% interest in Wecast Internet Limited (“Wecast Internet”) and initial investment was invested RMB 1,000,000 (approximately $149,750). Wecast Internet is in the process of liquidation and the remaining carrying value is immaterial.

(ii)	Hua Cheng Hu Dong (Beijing) Film and Television Communication Co., Ltd.(“Hua Cheng”)

The Company held 39% equity ownership in Hua Cheng, a company established to provide integrated value-added service solutions for the delivery of VOD and enhanced content for cable providers.

(iii)	Shandong Lushi Media Co., Ltd (“Shandong Media”)

The Company held 30% equity ownership in Shandong Media, a print based media business, for Legacy YOD business. The accumulated operating loss of Shandong Media reduced the Company’s investment in Shandong Media to zero. The Company has no obligation to fund future operating losses.

(iv)BBD Digital Capital Group Ltd. (“BDCG”)

In 2018, we signed a joint venture agreement with two unrelated parties, to establish BDCG located in the United States for providing block chain services for financial or energy industries by utilizing AI and big data technology in the United States. The Company received 40% equity ownership in BDCG from the initial joint venture agreement. On April 24, 2018, the Company acquired 20% equity ownership in BDCG from one noncontrolling party for a total consideration of $9.8 million which consists of $2 million in cash and $7.8 million paid in the form of the Company’s common stock (valued at $2.60 per share and equal to 3 million shares of the Company’s common stock), increasing the Company’s ownership to 60% in BDCG. The remaining 40% of BDCG are held by Seasail ventures limited (“Seasail”). The accounting treatment of the joint venture is based on the equity method due to variable substantive participating rights (in accordance with ASC 810‑10‑25‑11) granted to Seasail. The new entity is currently in the process of ramping up its operations. In April 2019, the company rebranded the name of the BDCG joint venture to Intelligenta. As part of the rebranding, Intelligenta’s strategy will now include credit services, corporation services, index services and products, and capital market services and products.

(v)Delaware Board of Trade Holdings, Inc. (“DBOT”)

Refer to Note 5(f).

(vi)Glory Connection Sdn. Bhd (“Glory”)

Refer to Note 5(e).

		December 31, 2018
				Loss on	Impairment	Foreign currency
		January 1, 2018	Addition	investment	loss	translation adjustments	December 31, 2018
Wecast Internet	(i)	$6,044	$—	$(1,935)	$—	$5	$4,114
Hua Cheng	(ii)	353,498	—	(46,070)	—	1,238	308,666
BDCG	(iv)	—	9,800,000	—	—	—	9,800,000
DBOT	(v)	—	6,976,346	(132,620)	—	—	6,843,726
Total		$359,542	$16,776,346	$(180,625)	$—	$1,243	$16,956,506